Other operating income/(expenses) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax expenses		R$ (6,828,457)	R$ (6,048,902)	R$ (6,858,230)
Legal provision		(3,888,464)	(2,016,778)	(4,435,942)
Income from sales of non-current assets, investments, and property and equipment, net		25,894	(239,606)	(344,627)
Card marketing expenses		(3,078,632)	(2,858,522)	(3,207,559)
Other ()	[1]	(4,834,098)	(7,658,438)	(14,751,228)
Total		(18,603,757)	(18,822,246)	R$ (29,597,586)
[custom:ImpairmentLossesInTheAcquisitionOfTheRightToProvideFinancialServices]		713,113	3,712
[custom:ImpairmentLossesInTheAcquisitionOfTheRightToProvideFinancialServicesSoftwareHardware]		24,360	21,519
[custom:ImpairmentLossesInTheAcquisitionOfTheRightToProvideFinancialServicesInvestmentGoodwill]		11,508	726,419
[custom:ExpensesWithProvisionForFinancialGuarantees]		R$ 800,534	R$ 980,978

[1]	In the year ended December 31, 2021, it includes: (i) impairment losses: in the acquisition of the right to provide financial services, in the amount of R$713,113 thousand (2020 - R$3,712); software/hardware, in the amount of R$24,360 thousand (2020 – R$ 21,519) and goodwill of equity method investees, in the amount of R$11,508 thousand (2020 - R$726,419) (ii) expenses with provision for restructuring, in the amount of R$ 800,534 thousand (2020 - R$980,978 thousand), mainly related to the branch network and Bank’s structure.